Income Taxes - Reconciliation of the Beginning and Ending Amount of Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 237	$ 225	$ 181
Net charges to expense	41	19	60
Held-for-sale reclassification	0	(8)	(17)
Balance at end of year	$ 278	$ 237	$ 225